Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Performance Share Units [Member]	Jan. 31, 2011 Performance Share Units [Member]	Dec. 31, 2012 Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares available for grants	4,000,000
Share-based compensation expense	$ 22	$ 13	$ 11
Employee service share-based compensation, tax benefit from compensation expense	8	5	4
Amounts paid to settle share units	11	4	2
Compensation cost not yet recognized	$ 21
Expected weighted average recognition period for share-based compensation expense, in months	20 months
Performance period						3 years
Percentage of shares issued per share unit, minimum						0.00%
Percentage of shares issued per share unit, maximum						200.00%
Fair value of each share unit, per share				$ 35.68	$ 31.41	$ 35.68 [1]
Closing common share price				$ 33.13	$ 28.19
Three-year risk-free rate				0.41%	1.08%
Volatility rate, minimum				17.00%	22.00%
Volatility rate, maximum				31.00%	36.00%

[1]	Includes performance share units (share units) granted to certain executive and nonexecutive officers and other eligible employees in January 2012 under the 2006 Plan.